Other operating expenses - Charges in Respect of Nigerian FCCPC Case - Additional Information (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Nigerian court | Competition investigations
Other Operating Expenses [Line Items]
Other adjusting items in other operating expenses	£ 79